LEASES	12 Months Ended
Jun. 30, 2021
LEASES
LEASES

NOTE 5 -             LEASES

	June 30, 2021	June 30, 2020
Operating leases:
Operating lease right of use assets	50,935	63,356
Current operating lease liabilities	55,022	47,904
Non-current operating lease liabilities	—	7,103
Total operating lease liabilities	$55,022	$55,007

Maturities of lease liabilities were as follows:

For the year ended June 30,	Operating lease
2022	$55,551
Total	$55,551
Less: amount representing interest	$529
Present value of future minimum lease payments	$55,022
Less: Current obligations	$55,022
Long-term obligations	$—

Operating lease expense for the years ended June 30, 2021 and 2020 was $96,184 and $95,545, respectively The remaining lease term is six months as to the year ended June 30, 2021.And the discount rate was 4.75%.